BFS Equity Fund
Schedule of Investments
August 31, 2026 - (Unaudited)
COMMON STOCKS — 95.05% Shares Fair Value
Aerospace & Defense — 2.24%
Northrop Grumman Corp. 1,000 $ 539,700
Woodward, Inc. 2,500 849,550
1,389,250
Banking — 7.73%
Bank of America Corp. 20,000 1,238,800
JPMorgan Chase & Co. 10,000 3,560,200
4,799,000
Chemicals — 2.88%
Ecolab, Inc. 2,000 566,400
Linde PLC 2,500 1,223,950
1,790,350
E-Commerce Discretionary — 5.02%
Amazon.com, Inc.
(a)
12,000 3,117,240
Electrical Equipment — 1.29%
Eaton Corp. PLC 2,000 803,760
Health Care Facilities & Services — 2.10%
IQVIA Holdings, Inc.
(a)
5,000 1,305,950
Home Construction — 1.75%
D.R. Horton, Inc. 7,500 1,084,200
Insurance — 2.75%
Berkshire Hathaway, Inc., Class B
(a)
1,500 756,045
Marsh & McLennan Cos., Inc. 5,000 949,000
1,705,045
Internet Media & Services — 8.40%
Alphabet, Inc., Class A 12,000 4,072,200
Meta Platforms, Inc., Class A 2,000 1,144,680
5,216,880
Machinery — 7.05%
Caterpillar, Inc. 2,000 1,594,940
Deere & Co. 2,000 1,309,820
Parker-Hannifin Corp. 1,500 1,469,160
4,373,920
Medical Equipment & Devices — 4.43%
Danaher Corp. 4,000 854,240
Stryker Corp. 2,500 809,500
Thermo Fisher Scientific, Inc. 1,750 1,079,925
2,743,665
Metals & Mining — 7.34%
Agnico Eagle Mines Ltd. 9,000 1,827,990
Alamos Gold, Inc., Class A 50,000 1,830,500
Barrick Mining Corp. 20,000 896,600
4,555,090
Oil & Gas Producers — 3.20%
ConocoPhillips 15,000 1,987,350

BFS Equity Fund
Schedule of Investments (continued)
August 31, 2026 - (Unaudited)
COMMON STOCKS — 95.05% - continued Shares Fair Value
Pharmaceuticals — 2.29%
Pfizer, Inc. 50,000 $ 1,423,000
Retail - Consumer Staples — 2.28%
Costco Wholesale Corp. 1,500 1,415,835
Retail - Discretionary — 1.98%
Lowe's Companies, Inc. 6,000 1,228,200
Semiconductors — 10.70%
Broadcom, Inc. 7,500 2,777,550
NVIDIA Corp. 17,500 3,863,650
6,641,200
Software — 6.95%
Microsoft Corp. 8,500 4,311,965
Specialty Finance — 1.33%
American Express Co. 2,500 825,425
Specialty Retail — 2.11%
Home Depot, Inc. (The) 4,000 1,311,320
Technology Hardware — 5.62%
Apple, Inc. 11,000 3,485,350
Technology Services — 0.46%
Automatic Data Processing, Inc. 1,000 286,160
Transaction Processing Services — 2.85%
MasterCard, Inc., Class A 3,000 1,767,930
Transportation Equipment — 2.30%
Wabtec Corp. 5,000 1,429,650
Total Common Stocks (Cost $22,689,793) 58,997,735
U.S. GOVERNMENT & AGENCIES
(b)
— 1.57%
Principal
Amount
United States Treasury Bill, 3.90% , 2/18/2027 $ 500,000 490,924
United States Treasury Bill, 3.84% , 5/13/2027 500,000 486,419
Total U.S. Government & Agencies (Cost $978,049) 977,343
MONEY MARKET FUNDS - 3.42% Shares
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 3.60%
(c)
2,121,849 2,121,849
Total Money Market Funds (Cost $2,121,849) 2,121,849
Total Investments — 100.04%
    (Cost $25,789,691) 62,096,927
Liabilities in Excess of Other Assets — (0.04)% (25,902)
NET ASSETS — 100.00% $ 62,071,025

BFS Equity Fund
Schedule of Investments (continued)
August 31, 2026 - (Unaudited)
(a) Non-income producing security.
(b) The rate shown represents effective yield at time of purchase.
(c) Rate disclosed is the seven day effective yield as of August 31, 2026.